Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets [Line Items]
Balance, beginning of the period	$ 809,180
Requisition of raw materials from inventory
Capitalized costs
Loss on change in fair value of biological assets	108,239		1,216,130	(713,135)
Balance, Ending of the period	257,144		809,180
At fair value [member]
Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets [Line Items]
Balance, beginning of the period
Requisition of raw materials from inventory				202,900
Capitalized costs				490,672
Loss on change in fair value of biological assets	$ (562,045)		$ 580,411	(693,572)
Balance, Ending of the period